UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 445 Park Avenue

         New York, NY  10022

13F File Number:  28-1361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Senior Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     April 30, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     61

Form13F Information Table Value Total:     $829,784 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, LP

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 88579Y101    21825   261155 SH       SOLE                   159537            101618
ABB Ltd- Spon ADR           COM                 000375204    15047   688953 SH       SOLE                   413825            275128
ABB Ltd- Spon ADR           COM                 000375204     4368   200000 SH       DEFINED 01             200000
Accenture Ltd.              COM                 G1151c101    18946   451641 SH       SOLE                   274023            177618
Accenture Ltd.              COM                 G1151c101     4195   100000 SH       DEFINED 01             100000
Agilent Technologies Inc.   COM                 00846u101    21441   623463 SH       SOLE                   374625            248838
Agilent Technologies Inc.   COM                 00846u101     3439   100000 SH       DEFINED 01             100000
Air Products & Chemicals    COM                 009158106    11457   154925 SH       SOLE                    93815             61110
Air Products & Chemicals    COM                 009158106     4437    60000 SH       DEFINED 01              60000
Allegheny Technologies Inc  COM                 01741R102    20359   377081 SH       SOLE                   229625            147456
Allegheny Technologies Inc  COM                 01741R102     4859    90000 SH       DEFINED 01              90000
Apache Corporation          COM                 037411105    15130   149062 SH       SOLE                    89467             59595
Automatic Data Processing   COM                 053015103    14054   316035 SH       SOLE                   190835            125200
Automatic Data Processing   COM                 053015103     4447   100000 SH       DEFINED 01             100000
Baker Hughes Inc.           COM                 057224107     8771   187262 SH       SOLE                   112069             75193
Bank of America Corp.       COM                 060505104    11147   624500 SH       SOLE                   361074            263426
Bank of America Corp.       COM                 060505104     7140   400000 SH       DEFINED 01             400000
Baxter International Inc.   COM                 071813109    18150   311850 SH       SOLE                   189220            122630
Baxter International Inc.   COM                 071813109     7275   125000 SH       DEFINED 01             125000
Cameron International Corp. COM                 13342B105    41779   974786 SH       SOLE                   587036            387750
Cameron International Corp. COM                 13342B105    15001   350000 SH       DEFINED 01             350000
Carnival Corp.              COM                 143658300    24911   640725 SH       SOLE                   382915            257810
Carnival Corp.              COM                 143658300     3888   100000 SH       DEFINED 01             100000
Cisco Systems Inc.          COM                 17275R102     2603   100000 SH       DEFINED 01             100000
Citigroup Inc.              COM                 172967101       81    20000 SH       SOLE                    20000
CVS/Caremark Corp.          COM                 126650100    28122   769209 SH       SOLE                   462545            306664
CVS/Caremark Corp.          COM                 126650100     3656   100000 SH       DEFINED 01             100000
Eaton Corp.                 COM                 278058102    15761   208013 SH       SOLE                   124381             83632
Goldman Sachs Group Inc.    COM                 38141G104     8531    50000 SH       DEFINED 01              50000
Goldman Sachs Group Inc.    COM                 38141G104    37528   219936 SH       SOLE                   128098             91838
Harris Corp.                COM                 413875105    15368   323608 SH       SOLE                   193485            130123
Hewlett-Packard Company     COM                 428236103    41035   772051 SH       SOLE                   465264            306787
Hewlett-Packard Company     COM                 428236103     7972   150000 SH       DEFINED 01             150000
Honeywell Intl Inc.         COM                 438516106    12382   273518 SH       SOLE                   165755            107763
Honeywell Intl Inc.         COM                 438516106     4527   100000 SH       DEFINED 01             100000
Jacobs Engineering Group    COM                 469814107    18103   400595 SH       SOLE                   242450            158145
Jacobs Engineering Group    COM                 469814107     9038   200000 SH       DEFINED 01             200000
Lockheed Martin Corp.       COM                 539830109    16738   201130 SH       SOLE                   122165             78965
Lockheed Martin Corp.       COM                 539830109     8322   100000 SH       DEFINED 01             100000
Macy's Inc.                 COM                 55616p104    17489   803352 SH       SOLE                   489988            313364
Manitowoc Company Inc.      COM                 563571108     2600   200000 SH       DEFINED 01             200000
MetLife Inc.                COM                 59156R108    21096   486747 SH       SOLE                   292085            194662
MetLife Inc.                COM                 59156R108     4334   100000 SH       DEFINED 01             100000
Microsoft Corp.             COM                 594918104    16551   565112 SH       SOLE                   337677            227435
Monsanto Co.                COM                 61166W101    13191   184702 SH       SOLE                   111765             72937
Nike Inc. Cl B              COM                 654106103    38858   528685 SH       SOLE                   316175            212510
Oaktree Captial Group LLC   COM                 674001102     3881   112500 SH       DEFINED 01             112500
Quest Diagnostics           COM                 74834L100    21350   366279 SH       SOLE                   218770            147509
Research in Motion Ltd.     COM                 760975102     5546    75000 SH       DEFINED 01              75000
Schlumberger Ltd.           COM                 806857108    22415   353213 SH       SOLE                   210218            142995
Textron Inc.                COM                 883203101    12425   585254 SH       SOLE                   353680            231574
Textron Inc.                COM                 883203101     2123   100000 SH       DEFINED 01             100000
Union Pacific Corp.         COM                 907818108    18544   252990 SH       SOLE                   151130            101860
United Parcel Service Inc.  COM                 911312106    16834   261361 SH       SOLE                   158200            103161
United Technologies Corp.   COM                 913017109    20691   281088 SH       SOLE                   168000            113088
USG Corp.                   COM                 903293405     8475   493908 SH       SOLE                   294815            199093
USG Corp.                   COM                 903293405     4335   252600 SH       DEFINED 01             252600
WABCO Holdings Inc.         COM                 92927K102    13445   449371 SH       SOLE                   268228            181143
Walt Disney Co.             COM                 254687106    14050   402450 SH       SOLE                   238805            163645
Wells Fargo & Co.           COM                 949746101    19369   622395 SH       SOLE                   390190            232205
Whirlpool Inc.              COM                 963320106      349     4000 SH       SOLE                     4000